Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	2019	2018
Computers and equipment	$269,852	$238,442
Furniture and fixtures	156,867	156,867
	426,719	$395,309
Less Accumulated depreciation	209,939	191,309
Property and equipment, net	$216,780	$204,000

	2018	2017

Property and equipment	$238,442	$179,351
Equipment under capital lease (see Note 11)	156,867	156,867
	395,309	336,218
Less Accumulated depreciation	191,309	126,499
Property and equipment, net	$204,000	$209,719